LEASES	12 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
LEASES

NOTE 13 – LEASES

The Bank has noncancelable operating leases that expire over the next five years that require the payment of base lease amounts and executory costs such as taxes, maintenance and insurance. Rental expense for leases was $360,000 and $181,000 for the year ended December 31, 2015 and the twelve months ended 2014, respectively.

Approximate future minimum rental commitments under noncancelable leases are:

For the Year Ending
December 31,	Amount
2016	$443,034
2017	310,451
2018	500,049
2019	508,030
2020	452,921
$2,214,485